NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 204,558									$ 205,336
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	119,612									112,510
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,583	£ 10,054								13,457	£ 10,571
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,911		₨ 934,088							9,930		₨ 826,265
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,830			$ 22,767						17,124			$ 22,690
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17,164				€ 16,578					22,825				€ 20,670
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,498					$ 15,350				10,051					$ 14,755
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,634						R$ 65,848			10,868						R$ 52,606
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,533							$ 15,566,206		3,334							$ 12,914,945
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,185								₩ 3,230,442	2,199								₩ 2,855,358
Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 2,608									$ 3,038